PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid expenses and other current assets
	December 31	December 31
	2021	2020
Other receivable (1)	$108,129	$167,748
Prepaid expenses and other (2)	67,827	55,639
Prepaid expenses and other assets	$175,956	$223,387